LOAN RELATED PARTY	9 Months Ended
Sep. 30, 2025
Loan Related Party
LOAN RELATED PARTY

5. LOAN RELATED PARTY

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On April 2, 2025, we received a noninterest bearing advance from a stockholder in the amount of $40,000, to be repaid at a later date. The balance of this advance as of September 30, 2025, was $40,000.